Corporate Bonds - Additional Information (Detail) - CNY (¥) ¥ in Billions	Jun. 19, 2019	Jun. 07, 2016
3-year corporate bonds [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued	¥ 2
Bonds, maturity period	3 year
Bonds, bearing interest rate	3.67%
5-year corporate bond [member]
Disclosure of detailed information about borrowings [Line Items]
Bonds issued		¥ 1
Bonds, maturity period		5 year
Bonds, bearing interest rate		3.43%